FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustment Movements - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Valuation Adjustment Movements [Abstract]
At 1 January	£ 562	£ 521
Income statement charge (credit)	(134)	47
Transfers	(5)	(6)
At 31 December	£ 423	£ 562